Note 13	6 Months Ended
Jun. 30, 2025
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

FINANCIAL ASSETS AT AMORTIZED COST (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Debt securities		63,923	59,014
Loans and advances to central banks		8,725	8,255
Loans and advances to credit institutions		24,350	22,655
Loans and advances to customers		426,663	412,477
Government		26,220	22,111
Other financial corporations		19,389	17,497
Non-financial corporations		198,527	193,386
Other		182,528	179,483
Total	7	523,662	502,400
Of which: impaired assets of loans and advances to customers	6.2	14,131	14,211
Of which: loss allowances of loans and advances	6.2	(11,645)	(11,630)
Of which: loss allowances of debt securities		(50)	(57)
During the second quarter of 2025, the Group made a split payment corresponding to the new tax on the interest margin and commissions of certain financial entities (the “Interest Margin and Commission Tax”) for the year ended December 31, 2024, regulated by the Ninth Final Provision of Law 7/2024. However, given that such payment was made but considered undue with respect to such year under the existing legal framework as of June 30, 2025, an asset for the amount disbursed (€118 million) was recorded under the “Financial assets at amortized cost –Government” line item in the balance sheet.
Loans and advances to customers
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

LOANS AND ADVANCES TO CUSTOMERS (MILLIONS OF EUROS)

	June 2025	December 2024
On demand and short notice	5,944	5,307
Credit card debt	26,915	27,720
Trade receivables	29,869	31,693
Finance leases	10,211	10,125
Reverse repurchase agreements	266	262
Other term loans	348,000	331,451
Advances that are not loans	5,459	5,919
Total	426,663	412,477